Label	Element	Value
Innovator U.S. Equity Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.50%
Innovator U.S. Equity Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Innovator U.S. Equity Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $638.97 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator U.S. Equity Buffer ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $495.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)